Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share Based Compensation

9. Share Based Compensation

On September 22, 2023, in connection with the Merger, the Company adopted the CDT Equity Inc. 2023 Stock Incentive Plan (the “2023 Plan”). The 2023 Plan became effective upon the closing of the Merger. The 2023 Plan initially provided for the issuance of up to 4 shares of Common Stock. Pursuant to the 2023 Plan’s “evergreen” provision, on February 6, 2025 and January 10, 2024, the Company increased the number of shares of Common Stock available for issuance under the 2023 Plan by 2 and 1 share(s), respectively. The number of authorized shares will automatically increase on January 1, 2026 and continuing annually on each anniversary thereof through (and including) January 1, 2033, equal to the lesser of (i) 5% of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Common Stock as determined by the Board or the applicable committee of the Board. The 2023 Plan allows for awards to be issued to employees and non-employee directors in the form of options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance stock units, dividend equivalents, other stock-based, or other cash-based awards.

On August 5, 2025, at the Company’s 2025 Annual Meeting of Stockholders, stockholders approved an amendment and restatement of the Company’s 2023 Stock Incentive Plan (as amended, the “Amended 2023 Stock Incentive Plan”) to authorize an additional 1,000 shares of Common Stock for awards under the Amended 2023 Stock Incentive Plan. The Amended 2023 Stock Incentive Plan was recommended and approved by the Board on July 8, 2025.

On January 1, 2026, in accordance with the 2023 Plan, the number of authorized shares under the 2023 plan increased by 463 shares. As of June 30, 2026, there were 583 shares of Common Stock available for issuance under the 2023 Plan.

Board of Directors Shares

On March 30, 2025, certain non-employee directors elected to receive their unpaid cash retainers due through the period ended June 30, 2025, under the Director Compensation Program, in the form of fully vested shares of Common Stock. In total, $0.1 million of unpaid retainers was settled through the issuance of 5 unregistered shares of Common Stock (the “Retainer Shares”). The Company recorded the Retainer Shares at their fair value, as determined by intraday share prices of the Company’s Common Stock on March 31, 2025. In relation to the Retainer Shares, the Company recorded $0.1 million of expense within general & administration expense in the unaudited condensed consolidated statement of operations and comprehensive loss during the three and six months ended June 30, 2025, respectively.

Stock Options

The Company did not grant stock options during the three and six months ended June 30, 2026 or June 30, 2025.

The Company accounts for forfeitures as they occur, which may result in the reversal of compensation costs in subsequent periods as the forfeitures arise.

The following table summarizes stock option activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2025	25	$195,153	8.74	$-
Granted	-	$-	-	$-
Cancelled/forfeited	-	$-	-	$-
Exercised	-	$-	-	$-
Outstanding at June 30, 2026	25	$195,153	7.97	$-
Exercisable	24	$120,540	8.14	$-
Unvested	1	$1,908,034	7.60	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s Common Stock for those options that had exercise prices lower than the fair value of the Company’s Common Stock. As of June 30, 2026, the total compensation cost related to non-vested option awards not yet recognized was $1.3 million with a weighted average remaining vesting period of 0.88 years.

For the three and six months ended June 30, 2026, there was $0.2 million and $0.4 million, respectively, and for the three and six months ended June 30, 2025, there was $0.2 million and $0.4 million, respectively, recognized for stock-based compensation expense within general and administrative expenses on the unaudited condensed consolidated statements of operations and comprehensive loss.

11. Share Based Compensation

On September 22, 2023, in connection with the Merger, the Company adopted the CDT Equity Inc. 2023 Stock Incentive Plan (the “2023 Plan”). The 2023 Plan became effective upon the closing of the Merger. The 2023 Plan initially provided for the issuance of up to 3 shares of Common Stock. Pursuant to the 2023 Plan’s “evergreen” provision, on February 6, 2025 and January 10, 2024, the Company increased the number of shares of Common Stock available for issuance under the 2023 Plan by 2 and 1 share(s), respectively. The number of authorized shares will automatically increase on January 1, 2026 and continuing annually on each anniversary thereof through (and including) January 1, 2033, equal to the lesser of (i) 5% of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Common Stock as determined by the Board or the applicable committee of the Board. The 2023 Plan allows for awards to be issued to employees and non-employee directors in the form of options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), performance stock units, dividend equivalents, other stock-based, or other cash-based awards.

On August 5, 2025, at the Company’s 2025 Annual Meeting of Stockholders, stockholders approved an amendment and restatement of the Company’s 2023 Stock Incentive Plan (as amended, the “Amended 2023 Stock Incentive Plan”) to authorize an additional 1,000 shares of Common Stock for awards under the Amended 2023 Stock Incentive Plan. The Amended 2023 Stock Incentive Plan was recommended and approved by the Board on July 8, 2025. As of December 31, 2025, there were 121 shares of Common Stock available for issuance under the 2023 Plan. For the years ended December 31, 2025 and December 31, 2024, and all share-based compensation expense was recorded within general and administrative expense on the consolidated statement of operations and comprehensive loss.

On January 1, 2026, in accordance with the 2023 Plan, the number of authorized shares under the 2023 plan increased by 463 shares. Following the increase on January 1, 2026, 584 shares of Common Stock are available for issuance under the 2023 Plan.

Board of Directors Shares

On March 30, 2025, certain non-employee directors elected to receive their unpaid cash retainers due through the period ended June 30, 2025, under the Director Compensation Program, in the form of fully vested shares of Common Stock. In total, $0.1 million of unpaid retainers was settled through the issuance 5 unregistered shares of Common Stock (the “Retainer Shares”). The Company recorded the Retainer Shares at their fair value, as determined by intraday share prices of the Company’s Common Stock on March 31, 2025. In relation to the Retainer Shares, the Company recorded $0.1 million of expense within general & administration expense in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025.

On April 16, 2025, 4 shares of the Company’s Common Stock were issued to a non-employee director. The shares were approved by the Board as a one-time award for services provided to the Company. The Company recorded the shares at their fair value, as determined by the Company’s closing share price on the prior trading day, April 15, 2025. The Company recorded $0.1 million within general & administration expense in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2025 in relation to the shares.

On August 5, 2025, the Company approved and granted equity awards to non-employee directors under the 2023 Plan, in the form of 23 options to purchase the Company’s Common Stock, which vested immediately upon issuance. The Company compensation expense based on the weighted-average fair market value per share of the awards on the grant date of $0.1 million.

Cryptocurrency Consulting

Effective June 27, 2025, the Company entered into an agreement (the “Crypto Consulting Agreement”) for a third-party consultant to evaluate and advise on the potential adoption of a part cryptocurrency treasury reserve strategy. The Crypto Consulting Agreement contains a term of 12 months and required compensation of $0.2 million in the form of shares of the Company’s Common Stock. On June 27, 2025, the Company issued 47 shares of Common Stock valued at the closing price for the previous day, $5,760. The $0.2 million of compensation was recorded as a prepaid expense in the consolidated balance sheets. For the year ended December 31, 2025, the Company recorded $0.1 million of general and administrative expense within the consolidated statements of operations and comprehensive loss related to the amortization of the prepaid expenses.

Management Shares

Effective September 19, 2025, 560 and 240 shares of the Company’s Common Stock were issued to the Company’s CEO and CFO, respectively. The shares were approved by the Board as a one-time award for services provided to the Company. The Company recorded the shares at their fair value, as determined by the Company’s closing share price on the prior trading day, September 18, 2025. The Company recorded $1.1 million within general & administration expense in the consolidated statement of operations and comprehensive loss during the year ended December 31, 2025 in relation to the shares.

Restricted Stock

In connection with the Merger, and by Unanimous Written Consent of the Board of Directors, the then Chief Financial Officer of the Company was granted less than 1 RSU on December 1, 2023 at a weighted average grant date fair value of $16,530,000 per unit. The RSUs were to vest in equal annual instalments on the first three anniversaries of the closing of the Merger. Upon the then Chief Financial Officer’s resignation, effective May 15, 2024, the RSU was forfeited. On June 7, 2024, by Unanimous Written Consent of the Board of Directors, the Interim Chief Financial Officer of the Company and a Board member were each granted less than 1 share of immediately vested restricted stock at a weighted average grant date fair value of $8,520,000. The shares of restricted stock were fully vested as of the grant date.

By unanimous written consent of the Board, the Company granted 52 Restricted Stock Units to three Board members (17 RSUs per Board member) for past services performed on August 12, 2025. The RSUs fully vested on the grant date and the expense was recorded to general and administrative expense in the consolidated statement of operations and comprehensive loss based upon the CDT closing share price of $3,480 on the date of the grants.

The following table summarizes restricted stock activity for the 2023 Plan:

	Number of Awards	Weighted Average Grant Date Fair Value Per Unit
Outstanding at December 31, 2024	-	$-
Granted	52	$3,480
Cancelled/forfeited	-	$-
Vested	(52)	$(3,480)
Outstanding at December 31, 2025	-	$-

Stock Options

The Company estimated the fair value of stock options granted in the periods presented using a Black-Scholes option-pricing model utilizing the following weighted-average assumptions:

	For the year ended December 31,
	2025	2024
Expected volatility (%)	158.5%	83.9%
Expected term (years)	10.0	5.5
Risk-free interest rate (%)	4.22%	4.32%
Expected dividend yield (%)	0%	0%

The Company granted 23 and 2 stock options during the years ended December 31, 2025 and December 31, 2024, respectively. The weighted-average grant-date fair value of the options granted was $3,780 and $257,400 for the years ended December 31, 2025 and December 31, 2024, respectively.

The following table summarizes stock activity for the 2023 Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2024	2	$2,445,600	9.72	$-
Granted	23	$3,780	-	-
Cancelled/forfeited	-	$3,419,880	-	-
Exercised	-	$-	-	-
Outstanding at December 31, 2025	25	$199,140	8.74	$-
Exercisable	24	$124,600	8.64	$-
Unvested	1	$3,097,400	8.23	$-

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the underlying options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock. As of December 31, 2025, the total compensation cost related to non-vested option awards not yet recognized was $2.8 million with a weighted average remaining vesting period of 1.14 years.